Financial Information By Industry Segment And Geographic Area Schedule of Equity Method Investments (Details) - Reportable Subsegments [Member] - Ilim Holding [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Schedule of Equity Method Investments [Line Items]
Current assets	$ 774	$ 455
Noncurrent assets	1,351	968
Current liabilities	406	665
Noncurrent liabilities	1,422	715
Noncontrolling interests	22	21
Net sales	1,927	1,931	$ 2,138
Gross profit	957	971	772
Income from continuing operations	419	254	(387)
Net income attributable to Ilim	$ 391	$ 237	$ (360)